Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 6.0%
Security	Principal Amount (000's omitted)	Value
ARES LXXII CLO Ltd., Series 2024-72A, Class E, 10.318%, (3 mo. SOFR + 6.00%), 7/15/36(1)(2)	$1,500	$ 1,506,000
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 11.434%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	1,150	1,153,077
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 11.329%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,000	1,008,082
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 9.225%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	1,002,607
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.717%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,500	1,503,946
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.718%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,257,400
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class DR, 11.287%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	500,938
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 9.837%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,000	1,003,585
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 11.426%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	1,006,826
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.918%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	972,940
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 10.819%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	1,008,428
Octagon 70 Alto Ltd., Series 2023-1A, Class E, 10.986%, (3 mo. SOFR + 6.66%), 10/20/36(1)(2)	1,500	1,499,718
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.083%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	500	495,001
Series 2019-1A, Class DR, 11.069%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	1,000	997,811
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.28%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,000	1,002,976
RR 29 Ltd., Series 2024-29RA, Class DR, 10.168%, (3 mo. SOFR + 5.85%), 7/15/39(1)(2)	600	609,037
TRESTLES CLO Ltd., Series 2017-1A, Class ERR, 10.269%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	1,500	1,517,508
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 11.357%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	1,000	1,000,676
Security	Principal Amount (000's omitted)	Value
Voya CLO Ltd., Series 2013-1A, Class DR, 11.059%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	$2,000	$ 1,875,800
Wellfleet CLO Ltd., Series 2020-1A, Class D, 11.819%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	1,150	1,149,137
Total Asset-Backed Securities (identified cost $22,010,936)		$ 22,071,493

Common Stocks — 1.5%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	55	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	18,441	$ 267,395
Phoenix Services International LLC(4)(5)	16,081	64,324
Phoenix Services International LLC(4)(5)	1,467	5,868
		$ 337,587
Electronic Equipment, Instruments & Components — 0.3%
Range Red Acquisitions LLC, Class A1(3)(4)(5)	479	$ 1,064,558
		$ 1,064,558
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	2,650	$ 37,789
		$ 37,789
Health Care — 0.3%
Cano Health, Inc.(4)(5)	106,449	$ 403,601
Envision Parent, Inc.(4)(5)	44,965	770,026
		$ 1,173,627
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	74,131	$ 696,831
Serta SSB Equipment Co.(3)(4)(5)	74,131	0
		$ 696,831
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	14,087	$ 0
		$ 0

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 0.6%
Mallinckrodt International Finance SA(4)(5)	27,357	$ 2,382,795
		$ 2,382,795
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	458	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	366,665	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	557	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	45,136	$ 0
		$ 0
Total Common Stocks (identified cost $7,084,189)		$ 5,693,187

Corporate Bonds — 4.8%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Bombardier, Inc., 6.00%, 2/15/28(1)	$200	$ 201,478
TransDigm, Inc., 4.875%, 5/1/29	625	613,688
		$ 815,166
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 590,996
		$ 590,996
Automotive — 0.3%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 1,007,964
		$ 1,007,964
Building and Development — 0.3%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	$625	$ 623,455
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	616,937
		$ 1,240,392
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services — 0.0%†
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	$156	$ 156,807
		$ 156,807
Cable and Satellite Television — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$625	$ 585,213
		$ 585,213
Chemicals — 0.1%
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	$209	$ 219,361
		$ 219,361
Commercial Services — 0.1%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	$489	$ 483,613
		$ 483,613
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 621,157
		$ 621,157
Distribution & Wholesale — 0.3%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$1,000	$ 999,272
		$ 999,272
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.375%, 8/15/29(1)	$366	$ 355,234
		$ 355,234
Engineering & Construction — 0.2%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 589,475
		$ 589,475
Food Service — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	$625	$ 590,086
		$ 590,086
Health Care — 0.5%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$625	$ 588,037

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Health Care (continued)
Medline Borrower LP, 5.25%, 10/1/29(1)	$241	$ 236,442
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	1,066,270
		$ 1,890,749
Health Care Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 614,907
		$ 614,907
Home Furnishings — 0.2%
Somnigroup International, Inc., 4.00%, 4/15/29(1)	$625	$ 594,355
		$ 594,355
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 626,064
AmWINS Group, Inc., 4.875%, 6/30/29(1)	600	583,276
		$ 1,209,340
Leisure Goods/Activities/Movies — 0.3%
NCL Corp. Ltd., 5.875%, 2/15/27(1)	$550	$ 551,973
Viking Cruises Ltd., 5.875%, 9/15/27(1)	625	625,009
		$ 1,176,982
Oil and Gas — 0.3%
Civitas Resources, Inc., 8.375%, 7/1/28(1)	$250	$ 257,394
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	625	624,412
Vital Energy, Inc., 9.75%, 10/15/30	350	328,615
		$ 1,210,421
Pipelines — 0.1%
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	$447	$ 462,662
		$ 462,662
Real Estate Investment Trusts (REITs) — 0.0%†
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	$134	$ 131,566
		$ 131,566
Retail — 0.0%†
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	$31	$ 32,315
		$ 32,315
Security	Principal Amount (000's omitted)	Value
Retailers (Except Food and Drug) — 0.1%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	$355	$ 347,860
		$ 347,860
Utilities — 0.4%
Calpine Corp., 5.00%, 2/1/31(1)	$505	$ 499,473
NRG Energy, Inc., 3.625%, 2/15/31(1)	1,000	916,095
		$ 1,415,568
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$562	$ 565,186
		$ 565,186
Total Corporate Bonds (identified cost $17,361,095)		$ 17,906,647

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	8,637	$ 198,651
Series G1(4)	5,968	137,264
Total Preferred Stocks (identified cost $299,402)		$ 335,915

Senior Floating-Rate Loans — 139.1%(6)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.2%
Aernnova Aerospace SAU, Term Loan, 5.979%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	500	$ 572,694
Air Comm Corp. LLC:
Term Loan, 7.058%, (3 mo. USD Term SOFR + 2.75%), 12/11/31(7)		117	117,601
Term Loan, 7.064%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		1,404	1,407,683
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.829%, (3 mo. USD Term SOFR + 4.50%), 2/11/32		648	651,212

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(8)		391	$ 314,135
Novaria Holdings LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 6/6/31		596	597,246
Vista Management Holding, Inc., Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		600	603,249
			$ 4,263,820
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 8.261%, (3 mo. USD Term SOFR + 4.00%), 4/8/30		647	$ 649,583
			$ 649,583
Airlines — 0.5%
American Airlines, Inc., Term Loan, 6.576%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		1,961	$ 1,955,941
			$ 1,955,941
Apparel & Luxury Goods — 0.7%
Gloves Buyer, Inc., Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 5/24/32		2,150	$ 2,110,225
Hanesbrands, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		637	640,656
			$ 2,750,881
Auto Components — 3.6%
Adient U.S. LLC, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		1,543	$ 1,550,000
Autokiniton U.S. Holdings, Inc., Term Loan, 8.471%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		3,077	2,981,214
Clarios Global LP:
Term Loan, 4.901%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	630	721,105
Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		2,059	2,062,553
DexKo Global, Inc.:
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	314	342,545
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	503,054
Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		677	647,390
Garrett LX I SARL, Term Loan, 6.558%, (3 mo. USD Term SOFR + 2.25%), 1/30/32		700	703,186
Lippert Colipper, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 3/25/32		374	376,402
LTI Holdings, Inc., Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 7/29/29		1,241	1,244,037
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
RealTruck Group, Inc.:
Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		1,781	$ 1,650,318
Term Loan, 9.471%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		667	623,736
			$ 13,405,540
Automobiles — 0.5%
MajorDrive Holdings IV LLC:
Term Loan, 8.557%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		600	$ 591,093
Term Loan, 9.946%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		1,427	1,417,251
			$ 2,008,344
Beverages — 1.4%
Arterra Wines Canada, Inc., Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		954	$ 943,873
Celsius Holdings, Inc., Term Loan, 7.541%, (3 mo. USD Term SOFR + 3.25%), 4/1/32		725	731,949
City Brewing Co. LLC:
Term Loan, 8.079%, (3 mo. USD Term SOFR + 3.50%), 4/5/28		569	156,491
Term Loan, 10.568%, (3 mo. USD Term SOFR + 6.25%), 4/5/28		184	50,731
Term Loan - Second Lien, 0.00%, 4/5/28(8)		1,083	3,384
Primo Brands Corp., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		2,352	2,360,612
Sazerac Co., Inc., Term Loan, 6.825%, (3 mo. USD Term SOFR + 2.50%), 7/9/32		1,000	1,004,690
			$ 5,251,730
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.721%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		1,404	$ 1,412,194
			$ 1,412,194
Broadline Retail — 0.8%
Peer Holding III BV:
Term Loan, 5.23%, (3 mo. EURIBOR + 3.25%), 11/26/31	EUR	525	$ 603,063
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		1,086	1,089,981
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		1,393	1,398,447
			$ 3,091,491

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Building Products — 1.9%
Cornerstone Building Brands, Inc., Term Loan, 7.692%, (1 mo. USD Term SOFR + 3.25%), 4/12/28	2,736	$ 2,509,401
LHS Borrower LLC, Term Loan, 9.206%, (1 mo. USD Term SOFR + 4.75%), 2/16/29	985	941,292
MI Windows & Doors LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 3/28/31	2,252	2,258,162
Oscar AcquisitionCo LLC, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 4/29/29	1,222	1,115,722
Standard Industries, Inc., Term Loan, 6.105%, (1 mo. USD Term SOFR + 1.75%), 9/22/28	303	304,041
		$ 7,128,618
Capital Markets — 5.9%
Advisor Group, Inc., Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 8/17/28	1,894	$ 1,898,045
AllSpring Buyer LLC, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 11/1/30	1,316	1,321,342
Aretec Group, Inc., Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 8/9/30	2,199	2,206,107
Citco Funding LLC, Term Loan, 6.934%, (6 mo. USD Term SOFR + 2.75%), 4/27/28	761	766,165
Edelman Financial Center LLC, Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 4/7/28	2,415	2,421,830
EIG Management Co. LLC, Term Loan, 9.353%, (1 mo. USD Term SOFR + 5.00%), 5/17/29	402	402,321
FinCo I LLC, Term Loan, 6.103%, (1 mo. USD Term SOFR + 1.75%), 6/27/29	1,204	1,205,023
Focus Financial Partners LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 9/15/31	4,302	4,309,683
Franklin Square Holdings LP, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	1,015	1,021,092
HighTower Holdings LLC, Term Loan, 7.26%, (3 mo. USD Term SOFR + 3.00%), 2/3/32	2,231	2,236,413
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 3/22/31	1,390	1,392,269
Mariner Wealth Advisors LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 12/31/30	1,817	1,829,504
Orion Advisor Solutions, Inc., Term Loan, 7.569%, (3 mo. USD Term SOFR + 3.25%), 9/24/30	620	623,901
		$ 21,633,695
Chemicals — 5.9%
AAP Buyer, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 9/9/31	473	$ 476,170
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Aruba Investments Holdings LLC:
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	479	$ 515,620
Term Loan, 8.456%, (1 mo. USD Term SOFR + 4.00%), 11/24/27		1,425	1,374,117
Charter NEX U.S., Inc., Term Loan, 7.086%, (1 mo. USD Term SOFR + 2.75%), 11/29/30		1,164	1,168,400
Discovery Purchaser Corp., Term Loan, 8.082%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		1,218	1,219,132
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	275	291,548
Term Loan, 8.706%, (1 mo. USD Term SOFR + 4.25%), 4/2/29		1,033	966,992
INEOS U.S. Finance LLC:
Term Loan, 6.956%, (1 mo. USD Term SOFR + 2.50%), 11/8/28		508	481,271
Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		1,067	984,638
Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		1,902	1,771,985
Lonza Group AG, Term Loan, 8.321%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		2,378	2,132,398
Minerals Technologies, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		522	524,010
Momentive Performance Materials, Inc., Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 3/29/28		1,141	1,145,246
Nouryon Finance BV, Term Loan, 7.55%, (3 mo. USD Term SOFR + 3.25%), 4/3/28		591	591,505
Olympus Water U.S. Holding Corp., Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		2,050	2,045,260
Orion Engineered Carbons GmbH, Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.15%), 9/24/28		313	297,172
Rohm Holding GmbH, Term Loan, 9.697%, (6 mo. USD Term SOFR + 5.50%), 1/31/29		1,413	1,371,569
SCUR-Alpha 1503 GmbH, Term Loan, 9.808%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		464	441,604
Tronox Finance LLC:
Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 4/4/29		1,470	1,352,518
Term Loan, 6.796% - 6.856%, (1 mo .USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		423	381,010
W.R. Grace & Co.-Conn., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 9/22/28		2,364	2,369,416
			$ 21,901,581

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies — 5.4%
Albion Financing 3 SARL, Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 5/21/31		1,572	$ 1,581,995
Allied Universal Holdco LLC, Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 5/12/28		3,781	3,793,919
Armor Holding II LLC, Term Loan, 7.916%, (6 mo. USD Term SOFR + 3.75%), 12/11/28		199	200,910
Belfor Holdings, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 11/1/30		556	558,031
EnergySolutions LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		1,288	1,297,741
Flame Newco LLC, Term Loan, 12.50%, (U.S. (Fed) Prime Rate + 5.00%), 6/30/28		204	203,758
Foundever Worldwide Corp., Term Loan, 8.106%, (1 mo. USD Term SOFR + 3.75%), 8/28/28		2,238	1,220,033
Garda World Security Corp., Term Loan, 7.343%, (1 mo. USD Term SOFR + 3.00%), 2/1/29		2,372	2,375,499
Gategroup Fin Luxembourg SA, Term Loan, 6/10/32(9)		600	603,189
GFL Environmental, Inc., Term Loan, 6.824%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		1,500	1,503,750
Heritage-Crystal Clean, Inc., Term Loan, 8.069%, (3 mo. USD Term SOFR + 3.75%), 10/17/30		690	692,948
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 12/2/31		2,025	2,039,772
Luna 2.5 SARL, Term Loan, 5.401%, (1 mo. EURIBOR + 3.50%), 7/1/32	EUR	350	401,453
Monitronics International, Inc., Term Loan, 12.057%, (3 mo. USD Term SOFR + 7.50%), 6/30/28		998	984,659
MV Holding GmbH, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 3/17/32		625	628,712
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30		943	943,867
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 10/24/31		648	653,342
TMF Group Holding BV, Term Loan, 7.029% - 7.035%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		369	371,717
			$ 20,055,295
Construction Materials — 1.2%
Knife River HoldCo, Term Loan, 6.31%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		249	$ 250,622
Quikrete Holdings, Inc.:
Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		2,419	2,422,980
Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials (continued)
Quikrete Holdings, Inc.: (continued)
Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		1,746	$ 1,746,279
			$ 4,419,881
Consumer Finance — 0.3%
CPI Holdco B LLC, Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		1,216	$ 1,215,910
			$ 1,215,910
Consumer Staples Distribution & Retail — 0.1%
Cardenas Markets, Inc., Term Loan, 11.146%, (3 mo. USD Term SOFR + 6.75%), 8/1/29		391	$ 361,877
			$ 361,877
Containers & Packaging — 1.7%
Altium Packaging LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		470	$ 467,605
Berlin Packaging LLC, Term Loan, 7.558%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		1,753	1,759,091
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.531%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		2,037	2,038,938
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.312%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		300	50,571
Proampac PG Borrower LLC, Term Loan, 8.318% - 8.324%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		1,108	1,113,009
Trivium Packaging BV, Term Loan, 6.48%, (3 mo. EURIBOR + 4.50%), 5/28/30	EUR	575	659,162
			$ 6,088,376
Distributors — 0.5%
Parts Europe SA, Term Loan, 5.274%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	1,475	$ 1,695,077
Phillips Feed Service, Inc., Term Loan, 11.456%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)		99	60,533
			$ 1,755,610
Diversified Consumer Services — 2.0%
Ascend Learning LLC:
Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		1,522	$ 1,524,456
Term Loan - Second Lien, 10.206%, (1 mo. USD Term SOFR + 5.75%), 12/10/29		940	942,161

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Fugue Finance BV, Term Loan, 7.097%, (1 mo. USD Term SOFR + 2.75%), 1/9/32		496	$ 498,850
KUEHG Corp., Term Loan, 7.041%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		1,417	1,419,670
Lernen Bidco Ltd., Term Loan, 8.083%, (3 mo. USD Term SOFR + 3.75%), 10/27/31		522	526,513
Spring Education Group, Inc., Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 10/4/30		838	844,848
Wand NewCo 3, Inc., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		1,560	1,558,193
			$ 7,314,691
Diversified Financial Services — 0.4%
Concorde Midco Ltd., Term Loan, 5.809%, (6 mo. EURIBOR + 3.50%), 3/1/30	EUR	525	$ 594,636
Sandy BidCo BV, Term Loan, 6.261%, (6 mo. EURIBOR + 3.85%), 8/17/29	EUR	925	1,051,461
			$ 1,646,097
Diversified Telecommunication Services — 2.8%
Altice France SA, Term Loan, 9.818%, (3 mo. USD Term SOFR + 5.50%), 8/15/28		1,168	$ 1,088,730
Anuvu Holdings 2 LLC:
Term Loan, 12.664%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)		1,087	19,993
Term Loan, 14.413%, (3 mo. USD Term SOFR + 10.00%), 8.413% cash, 6.00% PIK, 9/27/27(3)		423	423,123
Level 3 Financing, Inc., Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 3/27/32		2,100	2,121,819
Lumen Technologies, Inc., Term Loan, 6.821%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		990	985,503
Virgin Media Bristol LLC, Term Loan, 7.706%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		4,200	4,180,680
Zayo Group Holdings, Inc., Term Loan, 5.151%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,365	1,466,891
			$ 10,286,739
Electric Utilities — 1.2%
Kohler Energy Co. LLC, Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		2,130	$ 2,142,560
MRP Buyer LLC:
Term Loan, 7.568%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		1,929	1,899,896
Term Loan, 6/4/32(7)		246	241,805
			$ 4,284,261
Borrower/Description	Principal Amount* (000's omitted)		Value
Electrical Equipment — 1.1%
Nvent Electric PLC, Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 1/30/32		1,125	$ 1,132,386
WEC U.S. Holdings Ltd., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 1/27/31		3,069	3,074,631
			$ 4,207,017
Electronic Equipment, Instruments & Components — 2.2%
Chamberlain Group, Inc.:
Term Loan, 7.706%, (1 mo. USD Term SOFR + 3.25%), 11/3/28		2,439	$ 2,442,733
Term Loan, 9/8/32(9)		150	150,124
Creation Technologies, Inc., Term Loan, 10.047%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		1,309	1,306,927
Ingram Micro, Inc., Term Loan, 6.56%, (3 mo. USD Term SOFR + 2.25%), 9/22/31		1,225	1,232,451
Range Red Operating, Inc.:
Term Loan, 12.422%, (1 mo. USD Term SOFR + 8.00%), 10/1/29		175	173,931
Term Loan - Second Lien, 12.422%, (1 mo. USD Term SOFR + 8.00%), 10/1/29		732	729,614
Verifone Systems, Inc., Term Loan, 10.07%, (3 mo. USD Term SOFR + 5.50%), 8/18/28		450	435,665
Verisure Holding AB:
Term Loan, 4.98%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	775	887,901
Term Loan, 5.194%, (3 mo. EURIBOR + 3.25%), 5/30/30	EUR	229	262,360
Viavi Solutions, Inc., Term Loan, 6/15/32(9)		675	678,378
			$ 8,300,084
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc., Term Loan, 15.473%, (1 mo. USD Term SOFR + 11.00%), 4.473% cash, 11.00% PIK, 12/31/25(3)		64	$ 8,558
PG Investment Co. 59 SARL, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 3/26/31		1,390	1,396,582
			$ 1,405,140
Engineering & Construction — 2.1%
American Residential Services LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 2/2/32		552	$ 553,899
Artera Services LLC, Term Loan, 8.796%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		420	350,099
Azuria Water Solutions, Inc.:
Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		1,693	1,701,560
Term Loan, 5/17/28(7)		68	68,516

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Construction Partners, Inc., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		522	$ 525,423
Crown Subsea Communications Holding, Inc., Term Loan, 1/30/31(9)		1,400	1,411,088
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/31/30		2,230	2,246,064
Platea BC Bidco AB:
Term Loan, 5.48%, (3 mo. EURIBOR + 3.50%), 4/3/31	EUR	708	813,592
Term Loan, 5.48%, (3 mo. EURIBOR + 3.50%), 4/3/31(7)	EUR	142	162,718
			$ 7,832,959
Entertainment — 2.2%
City Football Group Ltd., Term Loan, 7.971%, (1 mo. USD Term SOFR + 3.50%), 7/22/30		1,234	$ 1,234,763
Dorna Sports SL, Term Loan, 7/29/32(9)	EUR	225	257,814
EOC Borrower LLC, Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		3,000	3,010,785
Pretzel Parent, Inc., Term Loan, 8.856%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		973	974,508
Renaissance Holding Corp., Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 4/5/30		1,475	1,364,232
Varsity Brands, Inc., Term Loan, 7.58%, (3 mo. USD Term SOFR + 3.25%), 8/26/31		998	1,001,365
Vue Entertainment International Ltd., Term Loan, 10.759%, (6 mo. EURIBOR + 8.50%), 2.359% cash, 8.40% PIK, 12/31/27	EUR	289	205,893
Vue International Bidco PLC, Term Loan, 10.259%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	69	78,078
			$ 8,127,438
Financial Services — 1.7%
NCR Atleos LLC, Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 4/16/29		565	$ 571,411
Nuvei Technologies Corp., Term Loan, 7.108%, (1 mo. USD Term SOFR + 2.75%), 11/17/31		524	524,719
Orion U.S. Finco, Inc., Term Loan, 5/20/32(9)		750	754,376
Planet U.S. Buyer LLC, Term Loan, 7.33%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		1,213	1,219,724
Stepstone Group Midco 2 GmbH, Term Loan, 8.608% - 8.651%, (3 mo. USD Term SOFR + 4.50%), 12/19/31		825	804,119
Synechron, Inc., Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		873	873,904
Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services (continued)
Walker & Dunlop, Inc., Term Loan, 6.34%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		723	$ 726,803
WEX, Inc., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		848	847,701
			$ 6,322,757
Food Products — 1.8%
CHG PPC Parent LLC, Term Loan, 7.471%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		387	$ 388,093
Del Monte Foods, Inc.:
DIP Loan, 5.329%, (3 mo. USD Term SOFR + 1.00%), 4/2/26		283	261,568
Term Loan, 5.292%, (3 mo. USD Term SOFR + 1.00%), 4/2/26		344	240,894
Term Loan, 12.429%, (3 mo. USD Term SOFR + 8.15%), 8/2/28		216	97,657
Term Loan, 15.474%, (3 mo. USD Term SOFR + 11.00%), 12.474% cash, 3.00% PIK, 8/2/28		243	109,869
Term Loan - Second Lien, 0.00%, 8/2/28(8)		880	103,394
Newly Weds Foods, Inc., Term Loan, 6.59%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		1,225	1,228,062
Nomad Foods U.S. LLC, Term Loan, 6.535%, (6 mo. USD Term SOFR + 2.50%), 11/12/29		1,960	1,964,738
POP Bidco SAS, Term Loan, 6.583%, (6 mo. EURIBOR + 4.50%), 11/26/31	EUR	1,225	1,406,490
United Petfood Finance BV, Term Loan, 5.171%, (6 mo. EURIBOR + 2.75%), 2/26/32	EUR	700	799,423
			$ 6,600,188
Gas Utilities — 0.7%
CQP Holdco LP, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		2,600	$ 2,605,964
			$ 2,605,964
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc.:
Term Loan, 7.564%, (3 mo. USD Term SOFR + 3.25%), 6/24/32(7)		60	$ 60,356
Term Loan, 7.571%, (3 mo. USD Term SOFR + 3.25%), 6/24/32		840	844,986
			$ 905,342
Health Care Equipment & Supplies — 1.7%
Bayou Intermediate II LLC, Term Loan, 9.07%, (3 mo. USD Term SOFR + 4.50%), 8/2/28		1,509	$ 1,513,748

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies (continued)
Journey Personal Care Corp., Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 3/1/28		2,451	$ 2,413,783
Medline Borrower LP, Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 10/23/30		2,204	2,209,367
			$ 6,136,898
Health Care Providers & Services — 8.6%
AEA International Holdings (Lux) SARL, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		1,576	$ 1,587,825
Biogroup-LCD, Term Loan, 5.388%, (3 mo. EURIBOR + 3.25%), 2/9/28	EUR	225	253,753
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.296%, (3 mo. USD Term SOFR + 8.00%), 10.046% cash, 2.25% PIK, 1/15/26		1,398	1,275,919
Cano Health LLC, Term Loan, 13.796%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		500	426,542
CCRR Parent, Inc., Term Loan, 8.697%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		2,505	876,756
Ceva Sante Animale, Term Loan, 7.05%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		395	396,868
CHG Healthcare Services, Inc., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 9/29/28		2,016	2,017,291
CNT Holdings I Corp., Term Loan, 6.558%, (3 mo. USD Term SOFR + 2.25%), 11/8/32		1,493	1,497,030
Concentra Health Services, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		373	375,577
Electron BidCo, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		956	959,017
Ensemble RCM LLC, Term Loan, 7.308%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		1,440	1,447,812
Hanger, Inc.:
Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		1,149	1,153,737
Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(7)		148	148,866
IVC Acquisition Ltd.:
Term Loan, 6.014%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	1,325	1,521,608
Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		1,034	1,041,068
Medical Solutions Holdings, Inc., Term Loan, 7.908%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		2,429	1,349,176
Midwest Physician Administrative Services LLC, Term Loan, 7.557%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		880	806,392
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
National Mentor Holdings, Inc.:
Term Loan, 8.146% - 8.206%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR+ 3.75%), 3/2/28		1,983	$ 1,937,969
Term Loan, 8.146%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		59	57,398
Option Care Health, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 10/27/28		338	340,072
Pacific Dental Services LLC, Term Loan, 7.101%, (1 mo. USD Term SOFR + 2.75%), 3/15/31		1,212	1,218,555
Phoenix Guarantor, Inc., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		1,620	1,623,149
Radnet Management, Inc., Term Loan, 6.58%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		718	719,767
Raven Acquisition Holdings LLC:
Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 11/19/31		1,490	1,490,792
Term Loan, 11/19/31(7)		107	106,752
Select Medical Corp., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		970	970,125
Sound Inpatient Physicians, Term Loan - Second Lien, 9.557%, (3 mo. USD Term SOFR + 5.00%), 8.057% cash, 1.50% PIK, 6/28/28		371	349,199
Surgery Center Holdings, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 12/19/30		2,176	2,185,238
Synlab Bondco PLC:
Term Loan, 4.551%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	300	343,288
Term Loan, 5.694%, (3 mo. EURIBOR + 3.75%), 4/16/31	EUR	525	602,575
TTF Holdings LLC, Term Loan, 8.002%, (6 mo. USD Term SOFR + 3.75%), 7/18/31		1,399	1,390,599
U.S. Anesthesia Partners, Inc., Term Loan, 8.687%, (1 mo. USD Term SOFR + 4.25%), 10/1/28		1,388	1,375,877
			$ 31,846,592
Health Care Technology — 2.9%
athenahealth Group, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		1,749	$ 1,750,116
Certara LP, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 6/26/31		926	930,903
Imprivata, Inc., Term Loan, 7.321%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		2,564	2,573,800
PointClickCare Technologies, Inc., Term Loan, 7.082%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		1,222	1,224,754
Press Ganey Holdings, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 4/30/31		1,390	1,391,098

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
Project Ruby Ultimate Parent Corp., Term Loan, 7.215%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		1,080	$ 1,082,898
Symplr Software, Inc., Term Loan, 8.908%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		1,060	961,190
Waystar Technologies, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 10/22/29		913	916,319
			$ 10,831,078
Hotels, Restaurants & Leisure — 5.2%
Betclic Everest Group, Term Loan, 5.138%, (3 mo. EURIBOR + 3.00%), 12/10/31	EUR	475	$ 545,664
Caesars Entertainment, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		2,296	2,296,224
Fertitta Entertainment LLC, Term Loan, 7.601%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		1,955	1,958,406
Flutter Financing BV, Term Loan, 6.046%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		1,756	1,753,094
Herschend Entertainment Co. LLC, Term Loan, 7.603%, (1 mo. USD Term SOFR + 3.25%), 5/27/32		400	403,958
Horizon U.S. Finco LP, Term Loan, 9.058%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		1,543	1,522,569
IRB Holding Corp., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 12/15/27		2,408	2,409,791
Ontario Gaming GTA LP, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		1,481	1,475,667
Scientific Games Holdings LP, Term Loan, 7.286%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		1,960	1,961,536
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		1,710	1,711,122
Voyager Parent LLC, Term Loan, 7/1/32(9)		2,200	2,204,708
Wyndham Hotels & Resorts, Inc., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 5/24/30		786	789,853
			$ 19,032,592
Household Durables — 2.0%
ACProducts, Inc., Term Loan, 8.807%, (3 mo. USD Term SOFR + 4.25%), 5/17/28		2,686	$ 2,039,149
Libbey Glass, Inc., Term Loan, 10.964%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		652	630,461
Madison Safety & Flow LLC, Term Loan, 7.108%, (1 mo. USD Term SOFR + 2.75%), 9/26/31		769	773,514
PHRG Intermediate LLC, Term Loan, 8.333%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		975	975,814
Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables (continued)
Serta Simmons Bedding LLC:
Term Loan, 11.91%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		1,422	$ 1,329,277
Term Loan, 11.94%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		154	154,537
Somnigroup International, Inc., Term Loan, 6.55%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		1,562	1,568,068
			$ 7,470,820
Household Products — 0.4%
Kronos Acquisition Holdings, Inc., Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		1,811	$ 1,551,688
			$ 1,551,688
Independent Power and Renewable Electricity Producers — 0.3%
Invenergy Thermal Operating I LLC:
Term Loan, 5/17/32(9)		984	$ 995,695
Term Loan, 5/17/32(9)		66	66,380
			$ 1,062,075
Insurance — 3.5%
Alera Group, Inc., Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 5/31/32		1,925	$ 1,935,713
Alliant Holdings Intermediate LLC, Term Loan, 7.103%, (1 mo. USD Term SOFR + 2.75%), 9/19/31		1,617	1,619,293
AmWINS Group, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 1/30/32		507	507,915
Broadstreet Partners, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 6/13/31		1,609	1,611,758
Financiere CEP SAS, Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 6/18/27	EUR	500	572,485
IMA Financial Group, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		1,047	1,050,111
Ryan Specialty Group LLC, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 9/15/31		1,219	1,221,922
Siaci Saint Honore, Term Loan, 7/23/32(9)	EUR	1,100	1,254,667
Trucordia Insurance Holdings LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		900	906,471
Truist Insurance Holdings LLC:
Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		506	506,803
Term Loan - Second Lien, 9.046%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		263	269,342

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance (continued)
USI, Inc., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 9/29/30	1,485	$ 1,484,670
		$ 12,941,150
Interactive Media & Services — 1.8%
Aragorn Parent Corp., Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	1,290	$ 1,301,716
Arches Buyer, Inc., Term Loan, 7.706%, (1 mo. USD Term SOFR + 3.25%), 12/6/27	1,949	1,950,354
Foundational Education Group, Inc., Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 8/31/28	1,423	1,302,388
Twitter, Inc., Term Loan, 10.958%, (3 mo. USD Term SOFR + 6.50%), 10/26/29	2,233	2,179,786
		$ 6,734,244
IT Services — 5.9%
Asurion LLC:
Term Loan, 7.721%, (1 mo. USD Term SOFR + 3.25%), 7/31/27	1,440	$ 1,441,261
Term Loan, 8.456%, (1 mo. USD Term SOFR + 4.00%), 8/19/28	1,079	1,071,554
Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	1,130	1,113,716
Term Loan - Second Lien, 9.721%, (1 mo. USD Term SOFR + 5.25%), 1/31/28	1,830	1,764,962
Term Loan - Second Lien, 9.721%, (1 mo. USD Term SOFR + 5.25%), 1/20/29	1,400	1,319,941
Endure Digital, Inc., Term Loan, 7.942%, (1 mo. USD Term SOFR + 3.50%), 2/10/28	3,924	2,894,062
Gainwell Acquisition Corp., Term Loan, 8.396%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	1,432	1,414,341
Go Daddy Operating Co. LLC:
Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 11/9/29	1,789	1,792,488
Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 5/30/31	347	347,167
NAB Holdings LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 11/23/28	3,094	3,067,498
Plano HoldCo, Inc., Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 10/2/31	574	557,789
Rackspace Finance LLC:
Term Loan, 10.711%, (1 mo. USD Term SOFR + 6.25%), 5/15/28	1,718	1,740,866
Term Loan - Second Lien, 7.211%, (1 mo. USD Term SOFR + 2.75%), 5/15/28	3,663	1,921,563
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Sedgwick Claims Management Services, Inc., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		1,110	$ 1,112,387
Shift4 Payments LLC, Term Loan, 7.079%, (3 mo. USD Term SOFR + 2.75%), 6/30/32		275	277,120
			$ 21,836,715
Leisure Products — 0.4%
Recess Holdings, Inc., Term Loan, 8.069%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		1,284	$ 1,290,722
			$ 1,290,722
Life Sciences Tools & Services — 0.4%
Loire Finco Luxembourg SARL:
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 1/21/30	EUR	475	$ 546,208
Term Loan, 8.308%, (3 mo. USD Term SOFR + 4.00%), 1/21/30		310	313,649
Sotera Health Holdings LLC, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 5/30/31		769	772,557
			$ 1,632,414
Machinery — 9.4%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.296%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		499	$ 499,373
AI Aqua Merger Sub, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 7/31/28		2,145	2,146,628
American Trailer World Corp., Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 3/3/28		1,261	1,056,457
Apex Tool Group LLC:
Term Loan, 14.323%, (3 mo. USD Term SOFR + 14.32%), 7.50% cash, 6.823% PIK, 2/8/30		1,251	963,145
Term Loan - Second Lien, 9.708%, (3 mo. USD Term SOFR + 5.25%), 2/8/29		525	456,664
Clark Equipment Co., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		858	862,379
Cleanova U.S. Holdings LLC, Term Loan, 9.07%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		575	572,125
Conair Holdings LLC, Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		2,118	1,574,891
CPM Holdings, Inc., Term Loan, 8.829%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		1,880	1,851,765
Crown Equipment Corp., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 10/10/31		1,045	1,050,303
Cube Industrials Buyer, Inc., Term Loan, 7.582%, (3 mo. USD Term SOFR + 3.25%), 10/17/31		424	426,521

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
EMRLD Borrower LP:
Term Loan, 6.833%, (3 mo. USD Term SOFR + 2.50%), 5/31/30		724	$ 724,986
Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 8/4/31		1,017	1,019,220
Engineered Machinery Holdings, Inc., Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 5/19/28		3,382	3,403,684
Filtration Group Corp., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 10/21/28		627	629,455
Gates Global LLC, Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 6/4/31		2,308	2,307,090
Icebox Holdco III, Inc., Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 12/22/28		702	705,778
John Bean Technologies Corp., Term Loan, 6.456%, (1 mo. USD Term SOFR + 2.00%), 1/2/32		723	726,803
Madison IAQ LLC, Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		2,406	2,410,497
Pro Mach Group, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 8/31/28		1,477	1,483,229
Roper Industrial Products Investment Co. LLC, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		1,723	1,727,749
SPX Flow, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 4/5/29		1,535	1,540,400
Terex Corp., Term Loan, 6.308%, (3 mo. USD Term SOFR + 2.00%), 10/8/31		2,344	2,351,450
TK Elevator Midco GmbH:
Term Loan, 5.333%, (6 mo. EURIBOR + 3.25%), 4/30/30	EUR	1,400	1,601,977
Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30		1,981	1,993,928
Zephyr German BidCo GmbH, Term Loan, 5.098%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	600	685,021
			$ 34,771,518
Media — 1.0%
ABG Intermediate Holdings 2 LLC:
Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 12/21/28		741	$ 740,622
Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		623	622,172
Charter Communications Operating LLC, Term Loan, 6.541%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		572	572,769
Emerald X, Inc., Term Loan, 8.108%, (1 mo. USD Term SOFR + 3.75%), 1/30/32		225	227,015
Fleet Midco I Ltd., Term Loan, 6.805%, (6 mo. USD Term SOFR + 2.50%), 2/21/31		680	683,035
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Gray Television, Inc., Term Loan, 7.443%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	427	$ 427,457
Hubbard Radio LLC, Term Loan, 8.856%, (1 mo. USD Term SOFR + 4.50%), 9/30/27	460	262,440
		$ 3,535,510
Metals/Mining — 1.2%
Arsenal AIC Parent LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	1,478	$ 1,483,623
Novelis Corp., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 3/11/32	973	977,022
PMHC II, Inc., Term Loan, 8.729%, (3 mo. USD Term SOFR + 4.25%), 4/23/29	1,785	1,514,650
WireCo WorldGroup, Inc., Term Loan, 8.082%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	366	353,942
		$ 4,329,237
Oil, Gas & Consumable Fuels — 3.3%
Epic Crude Services LP, Term Loan, 6.829%, (3 mo. USD Term SOFR + 2.50%), 10/15/31	582	$ 585,666
Freeport LNG Investments LLLP, Term Loan, 7.576%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	1,262	1,265,236
GIP Pilot Acquisition Partners LP, Term Loan, 6.286%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	471	471,263
Hilcorp Energy I LP, Term Loan, 6.343%, (1 mo. USD Term SOFR + 2.00%), 2/11/30	848	851,322
ITT Holdings LLC, Term Loan, 6.824%, (1 mo. USD Term SOFR + 2.48%), 10/11/30	811	813,277
Matador Bidco SARL, Term Loan, 8.706%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	3,306	3,336,900
Natgasoline LLC, Term Loan, 9.856%, (1 mo. USD Term SOFR + 5.50%), 3/29/30	522	524,327
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.603%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	864	866,565
Oxbow Carbon LLC, Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	486	486,503
UGI Energy Services LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	2,335	2,348,080
Whitewater Matterhorn Holdings LLC, Term Loan, 6.569%, (3 mo. USD Term SOFR + 2.25%), 6/16/32	500	502,707
		$ 12,051,846

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 2/14/31		494	$ 494,483
			$ 494,483
Personal Products — 0.2%
Olaplex, Inc., Term Loan, 7.933%, (3 mo. USD Term SOFR + 3.50%), 2/23/29		690	$ 668,633
			$ 668,633
Pharmaceuticals — 1.2%
Amneal Pharmaceuticals LLC, Term Loan, 8/1/32(9)		550	$ 551,260
Bausch Health Cos., Inc., Term Loan, 10.606%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		875	859,622
Jazz Financing Lux SARL, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		1,553	1,561,116
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (1 mo. USD Term SOFR + 9.50%), 11/14/28		1,284	1,320,326
			$ 4,292,324
Professional Services — 8.7%
AAL Delaware Holdco, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		1,470	$ 1,474,580
AlixPartners LLP:
Term Loan, 4.98%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	479	548,589
Term Loan, 6.971%, (1 mo. USD Term SOFR + 2.50%), 2/4/28		539	539,607
Amspec Parent LLC:
Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		1,062	1,069,629
Term Loan, 7.818%, (3 mo. USD Term SOFR + 3.50%), 12/22/31(7)		163	164,558
APFS Staffing Holdings, Inc., Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		221	198,860
Apleona Holding GmbH, Term Loan, 5.458%, (3 mo. EURIBOR + 3.45%), 4/28/28	EUR	750	861,069
Boots Group Bidco Ltd., Term Loan, 7/16/32(9)		1,600	1,601,008
Camelot U.S. Acquisition LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		2,610	2,612,736
Citrin Cooperman Advisors LLC:
Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		1,292	1,294,896
Term Loan, 4/1/32(7)		83	83,542
CohnReznick LLP:
Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 3/31/32		589	589,643
Term Loan, 3/31/32(7)		136	136,491
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
CoreLogic, Inc., Term Loan, 7.971%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		1,792	$ 1,790,086
Corporation Service Co., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		237	236,935
Deerfield Dakota Holding LLC, Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 4/9/27		2,045	2,029,649
EAB Global, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		2,187	2,181,157
Employbridge Holding Co.:
Term Loan, 9.796%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		1,158	890,700
Term Loan - Second Lien, 9.307%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		1,824	464,361
First Advantage Holdings LLC, Term Loan, 7.108%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		1,585	1,592,783
Galaxy Bidco Ltd., Term Loan, 6.042%, (6 mo. EURIBOR + 4.00%), 12/19/29	EUR	675	777,373
Grant Thornton Advisors LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 6/2/31		2,333	2,337,860
iSolved, Inc., Term Loan, 7.103%, (1 mo. USD Term SOFR + 2.75%), 10/14/30		494	496,164
Mermaid Bidco, Inc., Term Loan, 7.51%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		1,543	1,547,717
Neptune Bidco U.S., Inc., Term Loan, 9.429%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		1,808	1,741,971
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.638%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	2,339	2,689,966
Tempo Acquisition LLC, Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		1,238	1,236,129
Vaco Holdings LLC, Term Loan, 9.446%, (3 mo. USD Term SOFR + 5.00%), 1/21/29		1,221	1,094,578
			$ 32,282,637
Real Estate Management & Development — 0.6%
Greystar Real Estate Partners LLC, Term Loan, 6.814%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		2,071	$ 2,076,008
			$ 2,076,008
Road & Rail — 1.7%
Avis Budget Car Rental LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		325	$ 323,934
First Student Bidco, Inc.:
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 7/21/28		1,250	1,252,952
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 7/21/28		383	384,152

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
Hertz Corp.:
Term Loan, 8.064%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		739	$ 625,721
Term Loan, 8.07%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		1,230	1,046,414
Term Loan, 8.07%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		241	205,426
Kenan Advantage Group, Inc., Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		2,323	2,316,378
			$ 6,154,977
Semiconductors & Semiconductor Equipment — 0.2%
Altar Bidco, Inc., Term Loan - Second Lien, 9.578%, (12 mo. USD Term SOFR + 5.60%), 2/1/30		450	$ 433,125
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(8)		444	173,509
			$ 606,634
Software — 17.8%
Applied Systems, Inc., Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 2/24/31		639	$ 639,977
Astra Acquisition Corp.:
Term Loan, 0.00%, 2/25/28(8)		523	148,593
Term Loan, 0.00%, 10/25/28(8)		735	9,031
Term Loan, 0.00%, 10/25/29(8)		1,096	30,142
Boost Newco Borrower LLC, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		2,960	2,968,476
Boxer Parent Co., Inc.:
Term Loan, 5.511%, (3 mo. EURIBOR + 3.50%), 7/30/31	EUR	262	300,384
Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		3,659	3,663,152
Central Parent, Inc., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 7/6/29		2,019	1,650,831
Cloud Software Group, Inc., Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 3/29/29		3,298	3,307,780
Cloudera, Inc.:
Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		3,350	3,223,722
Term Loan - Second Lien, 10.456%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		650	571,597
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(10)		237	237,003
Constant Contact, Inc., Term Loan, 8.579%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		1,236	1,197,800
Cornerstone OnDemand, Inc., Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 10/16/28		1,113	1,053,934
Dragon Buyer, Inc., Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 9/30/31		1,393	1,396,852
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Drake Software LLC, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	2,034	$ 2,035,758
E2open LLC, Term Loan, 7.971%, (1 mo. USD Term SOFR + 3.50%), 2/4/28	1,830	1,834,960
ECI Macola Max Holding LLC, Term Loan, 7.068%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	1,391	1,396,610
Epicor Software Corp., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	3,916	3,927,306
Fiserv Investment Solutions, Inc., Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/18/27	1,467	1,452,498
GoTo Group, Inc.:
Term Loan, 9.218%, (3 mo. USD Term SOFR + 4.75%), 4/28/28	964	852,864
Term Loan - Second Lien, 9.218%, (3 mo. USD Term SOFR + 4.75%), 4/28/28	611	231,305
Ivanti Software, Inc.:
Term Loan, 9.016% - 9.058%, (3 mo. USD Term SOFR + 4.75%), 6/1/29	609	518,183
Term Loan, 10.016%, (3 mo. USD Term SOFR + 5.75%), 6/1/29	125	129,791
Marcel LUX IV SARL, Term Loan, 7.31%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	1,265	1,276,534
McAfee LLC, Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,389	2,315,434
OceanKey (U.S.) II Corp., Term Loan, 7.956%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	1,502	1,505,867
OID-OL Intermediate I LLC:
Term Loan, 8.708%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	1,596	1,340,942
Term Loan, 10.308%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	390	402,894
Open Text Corp., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	1,265	1,266,794
Polaris Newco LLC, Term Loan, 8.32%, (3 mo. USD Term SOFR + 3.75%), 6/2/28	2,575	2,530,763
Project Boost Purchaser LLC, Term Loan, 7.069%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	1,469	1,470,212
Proofpoint, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 8/31/28	2,896	2,903,995
Quartz Acquireco LLC, Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 6/28/30	1,477	1,478,687
RealPage, Inc.:
Term Loan, 7.557%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	3,245	3,244,807
Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 4/24/28	449	450,621
Sabre GLBL, Inc.:
Term Loan, 7.971%, (1 mo. USD Term SOFR + 3.50%), 12/17/27	127	126,611

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.: (continued)
Term Loan, 7.971%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		389	$ 388,003
Term Loan, 8.706%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		93	93,093
Term Loan, 10.456%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		1,230	1,231,090
Term Loan, 10.456%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		541	525,242
SkillSoft Corp., Term Loan, 9.721%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		1,464	1,371,069
SolarWinds Holdings, Inc., Term Loan, 8.34%, (1 mo. USD Term SOFR + 4.00%), 4/16/32		2,100	2,079,000
UKG, Inc., Term Loan, 6.81%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		4,341	4,345,107
Veritas U.S., Inc., Term Loan, 16.796%, (3 mo. USD Term SOFR + 12.50%), 12.296% cash, 4.50% PIK, 12/9/29		674	681,140
Vision Solutions, Inc., Term Loan, 8.57%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		1,884	1,829,825
			$ 65,636,279
Specialty Retail — 3.5%
Apro LLC, Term Loan, 8.088%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		596	$ 595,625
Boels Topholding BV, Term Loan, 4.676%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	496	567,683
EG America LLC, Term Loan, 2/7/28(9)		1,400	1,406,713
Great Outdoors Group LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		2,580	2,585,499
Harbor Freight Tools USA, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		2,302	2,255,589
Homeserve USA Holding Corp., Term Loan, 6.351%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		913	913,246
Hoya Midco LLC, Term Loan, 6.558%, (3 mo. USD Term SOFR + 2.25%), 2/3/29		568	499,706
Les Schwab Tire Centers, Term Loan, 6.833% - 6.856%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR+ 2.50%), 4/23/31		2,238	2,241,728
LIDS Holdings, Inc., Term Loan, 9.964%, (3 mo. USD Term SOFR + 5.50%), 12/14/26		64	63,804
Speedster Bidco GmbH:
Term Loan, 5.879%, (6 mo. EURIBOR + 3.50%), 12/10/31	EUR	875	1,004,486
Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		848	851,758
			$ 12,985,837
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors — 4.5%
CD&R Hydra Buyer, Inc., Term Loan, 8.456%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		1,111	$ 1,111,115
Core & Main LP, Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 2/9/31		370	371,947
DXP Enterprises, Inc., Term Loan, 8.106%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		688	692,703
Foundation Building Materials Holding Co. LLC, Term Loan, 8.308%, (3 mo. USD Term SOFR + 4.00%), 1/29/31		1,009	976,345
Herc Holdings, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 6/2/32		375	377,032
Kodiak Building Partners, Inc., Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		500	484,685
Paint Intermediate III LLC, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		524	524,507
Park River Holdings, Inc., Term Loan, 7.802%, (3 mo. USD Term SOFR + 3.25%), 12/28/27		1,696	1,674,553
Patagonia Bidco Ltd., Term Loan, 9.709%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	1,325	1,567,718
Quimper AB:
Term Loan, 5.689%, (3 mo. EURIBOR + 3.75%), 3/29/30	EUR	375	430,520
Term Loan, 3/29/30(9)	EUR	400	459,221
Spin Holdco, Inc., Term Loan, 8.577%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		4,069	3,609,027
White Cap Buyer LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		3,382	3,381,830
Windsor Holdings III LLC, Term Loan, 7.103%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		1,130	1,132,612
			$ 16,793,815
Transportation Infrastructure — 1.2%
Brown Group Holding LLC:
Term Loan, 6.808% - 6.856%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		644	$ 645,405
Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		2,114	2,119,518
KKR Apple Bidco LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		1,741	1,747,446
			$ 4,512,369

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.4%
Digicel International Finance Ltd., Term Loan, 14.106%, (3 mo. USD Term SOFR + 9.65%), 11.856% cash, 2.25% PIK, 5/25/27	1,531	$ 1,538,553
		$ 1,538,553
Total Senior Floating-Rate Loans (identified cost $529,673,836)		$ 514,286,692

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	3,360	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(11)	11,051,830	$ 11,051,830
Total Short-Term Investments (identified cost $11,051,830)		$ 11,051,830
Total Investments — 154.5% (identified cost $587,481,288)		$ 571,345,764
Less Unfunded Loan Commitments — (0.3)%		$ (1,090,288)
Net Investments — 154.2% (identified cost $586,391,000)		$ 570,255,476
Other Assets, Less Liabilities — (54.2)%		$(200,553,574)
Net Assets Applicable to Common Shares — 100.0%		$ 369,701,902
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $37,404,381 or 10.1% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(7)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2025 the total value of unfunded loan commitments is $1,092,535.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	This Senior Loan will settle after July 31, 2025, at which time the interest rate will be determined.
(10)	Fixed-rate loan.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,132,599	EUR	8,613,275	Standard Chartered Bank	8/4/25	$303,135	$ —
GBP	100,000	USD	137,578	Citibank, N.A.	8/29/25	—	(5,481)
USD	735,235	EUR	644,368	State Street Bank and Trust Company	8/29/25	—	(1,337)
USD	1,524,896	EUR	1,342,312	State Street Bank and Trust Company	8/29/25	—	(9,490)
USD	3,796,034	EUR	3,340,865	State Street Bank and Trust Company	8/29/25	—	(22,881)
USD	4,463,425	EUR	3,927,640	State Street Bank and Trust Company	8/29/25	—	(26,226)
USD	1,758,338	GBP	1,305,198	Standard Chartered Bank	8/29/25	34,214	—
USD	9,877,156	EUR	8,613,274	Standard Chartered Bank	9/2/25	28,778	—
USD	9,045,592	EUR	7,685,968	State Street Bank and Trust Company	9/30/25	241,242	—
						$607,369	$(65,415)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2025, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
Affiliated Investments
At July 31, 2025, the value of the Trust's investment in funds that may be deemed to be affiliated was $11,051,830, which represents 3.0% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$7,255,919	$104,996,346	$(101,200,435)	$ —	$ —	$11,051,830	$222,042	11,051,830
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

Eaton Vance
Senior Floating-Rate Trust
July 31, 2025
Portfolio of Investments (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 22,071,493	$ —	$ 22,071,493
Common Stocks	37,789	4,590,840	1,064,558	5,693,187
Corporate Bonds	—	17,906,647	—	17,906,647
Preferred Stocks	—	335,915	—	335,915
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	512,370,062	826,342	513,196,404
Warrants	—	—	0	0
Short-Term Investments	11,051,830	—	—	11,051,830
Total Investments	$11,089,619	$557,274,957	$1,890,900	$570,255,476
Forward Foreign Currency Exchange Contracts	$ —	$ 607,369	$ —	$ 607,369
Total	$11,089,619	$557,882,326	$1,890,900	$570,862,845
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (65,415)	$ —	$ (65,415)
Total	$ —	$ (65,415)	$ —	$ (65,415)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2025 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.